Basic and Diluted Net Loss per Share - Schedule of Basic Loss per Share and Diluted Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Qutoutiao Inc.	¥ (914,767)	$ (132,630)	¥ (1,239,617)	¥ (1,104,439)
Accretion to redemption value	(124,677)		(108,726)	(48,277)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary (Note 21)	0		0	14,842
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	¥ (1,039,444)	$ (150,706)	¥ (1,348,513)	¥ (1,137,874)
Denominator:
Basic | shares	76,629,816	76,629,816	75,767,532	72,513,077
Diluted | shares	76,629,816	76,629,816	75,767,532	72,513,077
Basic loss per share | (per share)	¥ (13.56)	$ (1.97)	¥ (17.8)	¥ (15.69)
Diluted loss per share | (per share)	¥ (13.56)	$ (1.97)	¥ (17.8)	¥ (15.69)
Series A Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	¥ (15,947)		¥ (14,089)	¥ (13,509)
Series B Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	(24,918)		(21,726)	(33,188)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary (Note 21)				14,843
Series C Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	¥ (83,812)		¥ (73,081)	¥ (1,580)
American Depositary Shares
Denominator:
Basic | shares	30,651,926	30,651,926	30,307,013	29,005,231
Diluted | shares	30,651,926	30,651,926	30,307,013	29,005,231
Basic loss per share | ¥ / shares	¥ (33.91)		¥ (44.5)	¥ (39.23)
Diluted loss per share | ¥ / shares	¥ (33.91)		¥ (44.5)	¥ (39.23)